Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Prepayments – inventories and processing fee	6,320,009	2,166,324
Prepayments – others	1,247,862	2,932,347
Prepayments	7,567,871	5,098,671